Corbett Road Tactical Opportunity ETF	February 28, 2023
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
COMMON STOCKS – 62.0%
COMMUNICATION SERVICES – 5.7%
Alphabet, Inc., Class A*	6,310	$568,279
Liberty Media Corp.-Liberty Formula One, Class C*	7,096	481,605
		1,049,884
CONSUMER DISCRETIONARY – 7.1%
Amazon.com, Inc.*	4,120	388,227
O'Reilly Automotive, Inc.*	530	439,953
Ulta Beauty, Inc.*	931	483,003
		1,311,183
CONSUMER STAPLES – 8.8%
Coca-Cola Femsa SAB de CV, ADR	5,923	426,515
Costco Wholesale Corp.	1,666	806,644
General Mills, Inc.	4,804	381,966
		1,615,125
ENERGY – 4.2%
Exxon Mobil Corp.	4,368	480,087
Schlumberger Ltd.	5,689	302,712
		782,799
FINANCIALS – 2.9%
Progressive Corp. (The)	3,664	525,857
HEALTH CARE – 9.3%
Agilent Technologies, Inc.	2,652	376,504
Elevance Health, Inc.	1,079	506,774
Eli Lilly & Co.	1,100	342,342
Vertex Pharmaceuticals, Inc.*	1,650	478,979
		1,704,599
INDUSTRIALS – 4.1%
CoStar Group, Inc.*	4,240	299,599
Quanta Services, Inc.	2,858	461,281
		760,880
INFORMATION TECHNOLOGY – 13.9%
Arista Networks, Inc.*	2,762	383,089
Fair Isaac Corp.*	674	456,561
KLA Corp.	1,126	427,182
Mastercard, Inc., Class A	1,772	629,574
Visa, Inc., Class A	3,034	667,298
		2,563,704
REAL ESTATE – 2.4%
Equinix, Inc., REIT	653	449,440

	Number of Shares	Value
COMMON STOCKS (Continued)
UTILITIES – 3.6%
NextEra Energy, Inc.	9,271	$658,519
TOTAL COMMON STOCKS
(Cost $11,277,058)		11,421,990

EXCHANGE-TRADED FUNDS – 35.8%
EQUITY – 11.5%
Invesco S&P 500 Equal Weight ETF	6,114	896,313
Vanguard S&P 500 ETF	3,338	1,215,399
		2,111,712
FIXED INCOME – 24.3%
iShares Short Treasury Bond ETF	40,681	4,484,267
TOTAL EXCHANGE-TRADED FUNDS
(Cost $6,639,610)		6,595,979

SHORT-TERM INVESTMENTS – 2.2%

Invesco Government & Agency Portfolio - Institutional Class, 4.51%(a)	409,627	409,627
TOTAL SHORT-TERM INVESTMENTS
(Cost $409,627)		409,627
TOTAL INVESTMENTS – 100.0%
(Cost $18,326,295)		18,427,596
Other Assets in Excess of Liabilities – 0.0%		4,539
TOTAL NET ASSETS – 100.0%		$18,432,135

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.

ADR	:	American Depositary Receipt
REIT	:	Real Estate Investment Trust